Valuation of debt and equity investments and certain liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Investments
Details of our investments are as follows:

	December 31, 2013			December 31, 2012
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$500	$—	$—	$211	$—	$—
Corporate obligations	123	217	—	188	325	—
U.S. Government agency and Treasury securities	787	1,985	—	795	2,224	—
Trading securities
Mutual funds	—	—	179	—	—	159
Total	1,410	2,202	179	1,194	2,549	159

Other measurement basis:
Equity-method investments	—	—	24	—	—	34
Cost-method investments	—	—	13	—	—	22
Cash on hand	217	—	—	222	—	—
Total	$1,627	$2,202	$216	$1,416	$2,549	$215

Aggregate maturities of investments in debt securities classified as available-for-sale	The following table presents the aggregate maturities of investments in debt securities classified as available for sale at December 31, 2013:

Due	Fair Value
One year or less	$3,472
One to three years	140

Assets and liabilities accounted for at fair value
The following are our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012. We had no Level 3 assets or liabilities as of December 31, 2013 or 2012. These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2013	Level 1	Level 2
Assets
Money market funds	$500	$500	$—
Corporate obligations	340	—	340
U.S. Government agency and Treasury securities	2,772	2,107	665
Mutual funds	179	179	—
Total assets	$3,791	$2,786	$1,005

Liabilities
Deferred compensation	$197	$197	$—
Total liabilities	$197	$197	$—

	Fair Value December 31, 2012	Level 1	Level 2
Assets
Money market funds	$211	$211	$—
Corporate obligations	513	—	513
U.S. Government agency and Treasury securities	3,019	1,145	1,874
Mutual funds	159	159	—
Total assets	$3,902	$1,515	$2,387

Liabilities
Deferred compensation	$174	$174	$—
Total liabilities	$174	$174	$—

Reconciliation of change in fair value for level 3 assets
The following table summarizes the change in the fair values for Level 3 assets, reflecting the sale of our remaining investments in auction-rate securities in the third quarter of 2012:

Level 3
Auction-rate Securities
Balance, December 31, 2011	$134
Change in unrealized loss – included in AOCI	13
Redemptions	(84)
Sales	(63)
Balance, September 30, 2012	$—